Commitments and Contingencies - Schedule of Future Rental Commitments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Aug. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 38,900
2020	31,809
2021	21,650
2022	17,020
2023	13,605
Thereafter	132,415
Total future rental commitments	¥ 255,489